INVESTMENTS IN ASSOCIATED COMPANIES - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Repayments of loans receivable from related party		$ 5,350	$ 0
SwissMarine Pte. Ltd. ("SwissMarine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)		17.50%		17.50%	17.80%	17.87%
Increased availability		$ 10,700
Loan term		5 years
Repayments of loans receivable from related party	$ 5,700
Proceeds from repayments of shareholder loan - principal portion	5,400
Proceeds from repayments of shareholder loan - interest portion	$ 300
TFG Marine Pte Ltd ("TFG Marine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)		10.00%				0.00%
Increased availability		$ 1,000
Loan term		5 years
TFG Marine Pte Ltd ("TFG Marine") | London Interbank Offered Rate (LIBOR)
Schedule of Equity Method Investments [Line Items]
Spread on variable rate (percent)		7.00%